SARAMACCA	12 Months Ended
Dec. 31, 2020
Interests In Joint Venture [Abstract]
SARAMACCA	SARAMACCA
As per the Mineral Agreement, as amended, Rosebel had an obligation to establish an unincorporated joint venture Rosebel UJV with the Republic of Suriname related to the concession areas within the Rosebel UJV Area of Interest (which includes Saramacca), whereby Rosebel would hold a 70% participating interest and the Republic of Suriname would acquire the remaining 30% participating interest on a fully paid basis.
On April 22, 2020, Rosebel signed a UJV agreement (the “Agreement”) with Staatsolie, which was designated by the Republic of Suriname to hold its 30% participating interest. The Rosebel UJV excludes the existing gross Rosebel mining concession, which is 95% owned by Rosebel and 5% owned by the Republic of Suriname. Upon the establishment of the Rosebel UJV, Rosebel contributed the properties within the Rosebel UJV Area of Interest, including Saramacca, and Staatsolie acquired a 30% participating interest in the Rosebel UJV. Rosebel continues to hold a 70% participating interest in the Rosebel UJV.
Pursuant to the Agreement, Staatsolie was required to make an initial contribution equal to 30% of all operating and capital expenditures related to Saramacca, as well as 30% of all acquisition, exploration and development costs within the Rosebel UJV Area of Interest incurred by Rosebel up to March 31, 2020. At the time of signing the Agreement Staatsolie paid Rosebel an initial amount of $34.0 million toward an aggregate amount owing of $54.9 million. The remaining amount, in addition to ongoing operating and capital expenditures, will be paid out of Staatsolie’s gold entitlement from the Saramacca property until the outstanding amount is recovered. The remaining amount outstanding from Staatsolie is included in Receivables and other current assets (note 8).
Upon the establishment of the Rosebel UJV, the Company derecognized 30% of the assets and liabilities related to the Rosebel UJV Area of Interest and recorded a gain of $16.9 million, which has been included under Interest income and derivatives and other investment gains (losses) in the Consolidated statements of earnings (loss) (note 33).
The Company continues to control the Rosebel UJV. Judgment was applied by the Company in determining the appropriate accounting treatment for its undivided interest in the Rosebel UJV assets and liabilities, and, based on interpretation of guidance under IFRS 11 Joint Arrangements, the Company has accounted for the Rosebel UJV by recording its 70% share of assets, liabilities, revenues and expenses in these Consolidated financial statements.
The following table represents the Company's 30% interest in the Rosebel UJV derecognized by the Company:

Carrying Amount	Notes
Property, plant and equipment	12	$35.2
Ore stockpiles		2.8
		$38.0
The following table represents the Company’s gain recorded on the derecognition of the 30% interest in the Rosebel UJV.

Gross consideration receivable from Staatsolie	$54.9
Derecognition of the 30% interest in the Rosebel UJV	(38.0)
Gain on establishment of the Rosebel UJV	$16.9